3. SIGNIFICANT ACCOUNTING POLICIES: Robotic Arm Technology (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Robotic Arm Technology

Robotic Arm Technology

ZenaTech acquired the permanent licensing of Robotic Arm technology in January 2022. We plan to use this license for drone development. This was an asset purchase paid in stock to Ameritek Ventures, Inc., a related party, for 3,500,000 at $0.24, or $840,000, of ZenaTech common shares and 7% of any and all sales (notes 9 and 16).